RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

As of October 31, 2021 and January 31, 2021, the Company had $46,173 and $106,173, respectively of related party accrued expenses related to accrued compensation for employees and consultants. On October 14, 2021 the Company issued an option to acquire CEO and director T. Armes to acquire 500,000 shares of stock with an exercise price of $1.50 and a two year term having a fair value of $585,000 using the assumptions described in Note 11.

NOTE 15 – RELATED PARTY TRANSACTIONS

As of January 31, 2021 and 2020, the Company had $106,173 and $155,750, respectively, of related party accrued expenses related to accrued compensation for employees and consultants. During the year ended January 31, 2021 the Company issued 45,000 shares of common stock for a fair value of $18,900 and 100 Class C preferred share at a fair value of $11,177 to repay Accrued Expenses- Related Party.